                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9-30-11

Check here if Amendment [ ]; Amendment Number:
                                               ------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:
Name: Wayzata Investment Partners LLC
Address: 701 East Lake Street, Suite 300
         Wayzata, MN 55391

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Patrick J. Halloran
Title: Manager
Phone: (952) 345-0700

Signature, Place, and Date of Signing:

/s/ Patrick J. Halloran
------------------------    Wayzata, MN     11-14-2011
[Signature]                [City, State]      [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    28-
       ------------------       ------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers: 0
 Form 13F Information Table Entry Total: 4
 Form 13F Information Table Value Total: $558,398
                                       (thousands)
 List of Other Included Managers: NONE

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name
               28-                            /s/ Patrick J. Halloran
     ----      ---------------------          -----------------------
     [Repeat as necessary.]

COLUMN 1                    COLUMN 2    COLUMN 3    COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7            COLUMN 8
--------                 -------------- --------- ------------ -------------- ---------- -------- ------------------------------
                                                                 SHARES OR    INVESTMENT  OTHER
NAME OF ISSUER           TITLE OF CLASS  CUSIP       VALUE       PRIN AMT     DISCRETION MANAGERS        VOTING AUTHORITY
                                                    (x$1000)
                                                                                                     SOLE     SHARED     NONE
DELTA AIR LINES INC DEL     COM NEW     247361702 $    248,738     33,165,082    SOLE             33,165,082         0         0
OWENS CORNING NEW           COM         690742101 $    241,301     11,130,105    SOLE             11,130,105         0         0
PAETEC HOLDING CORP         COM         695459107 $     64,252     12,145,987    SOLE             12,145,987         0         0
SARATOGA RES INC TEX        COM         803521103 $      4,107        803,764    SOLE                803,764         0         0
                                                  ------------
                                                  $    558,398
                                                  ============